Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line items]
Deposit	$ 784,627	$ 764,857
Purchased notes, net	200	600
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	441,342	435,499
Deposits structured liabilities	15,900	15,500
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	388,377
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	218,997
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	58,400	61,100
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	300,700	288,400
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 57,900	$ 52,900